Other income by function (Tables)	12 Months Ended
Dec. 31, 2023
Other Income By Function
Schedule of other income by function

Others incomes by function	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Sales of fixed assets	853,594	923,035	416,296
Leases	357,838	693,976	299,412
Sale of glass and waste	1,126,636	1,400,115	701,496
Insurance claims recovery e Indemnities	165,979	183,505	157,441
Others (1)	1,915,742	2,084,035	10,233,794
Total	4,419,789	5,284,666	11,808,439

(1) This item includes mainly tour and event services, among others. In 2021, corresponds mainly to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018. See Note 1 - General information, letter D).